UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09631

Cohen & Steers Institutional Realty Shares, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2017

Item 1. Schedule of Investments

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

	Number of Shares	Value
COMMON STOCK 98.2%
COMMUNICATIONS—TOWERS 3.5%
Crown Castle International Corp.	970,289	$97,009,494

REAL ESTATE 94.7%
DATA CENTERS 10.4%
CyrusOne	547,436	32,260,403
Digital Realty Trust	936,366	110,800,189
Equinix	316,732	141,357,492
		284,418,084
HEALTH CARE 7.3%
HCP	3,151,464	87,705,243
Healthcare Trust of America, Class A	2,824,595	84,172,931
Physicians Realty Trust	1,506,293	26,706,575
		198,584,749
HOTEL 6.4%
Apple Hospitality REIT	1,683,122	31,827,837
Hilton Worldwide Holdings	499,073	34,660,620
Host Hotels & Resorts	1,734,439	32,069,777
Park Hotels & Resorts	1,037,449	28,592,095
Red Rock Resorts, Class A	1,205,033	27,908,564
RLJ Lodging Trust	937,831	20,632,282
		175,691,175
INDUSTRIALS 4.0%
Prologis	1,702,851	108,062,924

NET LEASE 4.3%
EPR Properties	580,223	40,464,752
Gaming and Leisure Properties	1,106,583	40,821,847
Gramercy Property Trust	1,239,321	37,489,460
		118,776,059
OFFICE 16.3%
Alexandria Real Estate Equities	171,469	20,399,667
Boston Properties	617,698	75,902,730
Corporate Office Properties Trust	1,312,692	43,095,678
Cousins Properties	5,734,277	53,558,147
Douglas Emmett	1,648,291	64,975,631
Empire State Realty Trust, Class A	1,891,037	38,841,900
Highwoods Properties	562,339	29,292,239
Hudson Pacific Properties	650,453	21,809,689

1

	Number of Shares	Value
Kilroy Realty Corp.	549,121	$39,053,486
SL Green Realty Corp.	589,163	59,693,995
		446,623,162
RESIDENTIAL 25.1%
APARTMENT 17.0%
Apartment Investment & Management Co., Class A	1,897,369	83,218,604
AvalonBay Communities	208,323	37,168,990
Camden Property Trust	589,035	53,867,251
Equity Residential	769,508	50,733,663
Essex Property Trust	338,740	86,050,122
Starwood Waypoint Homes	372,422	13,544,988
UDR	3,692,044	140,408,433
		464,992,051
MANUFACTURED HOME 3.6%
Equity Lifestyle Properties	349,945	29,773,320
Sun Communities	786,466	67,384,407
		97,157,727
SINGLE FAMILY 0.7%
American Homes 4 Rent, Class A	883,576	19,182,435

STUDENT HOUSING 3.8%
American Campus Communities	1,733,673	76,541,663
Education Realty Trust	760,721	27,332,706
		103,874,369
TOTAL RESIDENTIAL		685,206,582

SELF STORAGE 5.0%
Extra Space Storage	796,838	63,683,293
Life Storage	202,595	16,574,297
Public Storage	257,867	55,180,959
		135,438,549
SHOPPING CENTERS 13.5%
COMMUNITY CENTER 6.3%
Brixmor Property Group	898,296	16,887,965
Regency Centers Corp.	938,851	58,246,316
Urban Edge Properties	1,649,837	39,794,068
Weingarten Realty Investors	1,815,251	57,616,067
		172,544,416

2

		Number of Shares	Value
REGIONAL MALL 7.2%
GGP		2,754,700	$57,215,119
Simon Property Group		862,901	138,935,690
			196,150,809
TOTAL SHOPPING CENTERS			368,695,225

SPECIALTY 2.4%
GEO Group/The		1,485,869	39,969,876
Lamar Advertising Co., Class A		385,141	26,393,713
			66,363,589
TOTAL REAL ESTATE			2,587,860,098
TOTAL COMMON STOCK (Identified cost—$2,263,850,076)			2,684,869,592

SHORT-TERM INVESTMENTS 1.4%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 0.92%(a)		36,700,000	36,700,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$36,700,000)			36,700,000

TOTAL INVESTMENTS (Identified cost—$2,300,550,076)	99.6%		2,721,569,592

OTHER ASSETS IN EXCESS OF LIABILITIES	0.4		12,242,809

NET ASSETS (Equivalent to $44.04 per share based on 62,079,971 shares of common stock outstanding)	100.0%		$2,733,812,401

Glossary of Portfolio Abbreviations

REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.

(a) Rate quoted represents the annualized seven-day yield of the fund.

3

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•      Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.  There were no transfers between Level 1 and Level 2 investments as of September 30, 2017.

The following is a summary of the inputs used as of September 30, 2017 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$2,684,869,592	$2,684,869,592	$—	$—
Short-Term Investments	36,700,000	—	36,700,000	—
Total Investments(a)	$2,721,569,592	$2,684,869,592	$36,700,000	$—

(a) Portfolio holdings are disclosed individually on the Schedule of Investments.

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President and Principal Executive Officer

Date: November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Principal Financial Officer

Date: November 28, 2017